Exhibit 99.15

Client Name:	Bank of America Corporation
Client Project Name:	BOAC OBX 2022-INV5
Start - End Dates:	4/2021 - 8/2022
Deal Loan Count:	31

Conditions Report 2.0

Loans in Report:	31

0 - Total Active Conditions

72 - Total Satisfied Conditions

56 - Credit Review Scope
2 - Category: Assets
1 - Category: Credit/Mtg History
6 - Category: DTI
34 - Category: HMDA
6 - Category: Income/Employment
1 - Category: Insurance
2 - Category: Legal Documents
4 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
5 - Category: Appraisal
2 - Category: Property
9 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Finance Charge Tolerance
2 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: RESPA

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